STAPLED UNITHOLDERS' EQUITY - Executive Deferred Stapled Unit Plan - Reconciliation of the changes (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Restricted Stapled Unit Plan for executives and employees
Executive Deferred Stapled Unit Plan
Outstanding, Number of shares, beginning balance (in shares)	124,000	128,000
Granted, Number of shares (in shares)	80,000	58,000
Forfeited, Number (in shares)	(3,000)	0
PSUs added by performance factor, Number (in shares)	27,000	27,000
Outstanding, Number of shares, ending balance (in shares)	145,000	124,000
Outstanding, Weighted Average Grant Date Fair Value, beginning balance (in dollars per share) | $ / shares	$ 87.18	$ 67.19
New grants — RSUs and PSUs , Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	71.80	101.30
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	81.54	88.02
PSUs added by performance factor, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	83.37	96.22
Outstanding, Weighted Average Grant Date Fair Value, ending balance (in dollars per share) | $ / shares	$ 81.93	$ 87.18
Restricted Stapled Unit Plan for executives and employees | Cash settlement
Executive Deferred Stapled Unit Plan
Settled, Number (in shares)	(42,000)	(45,000)
Settled, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 80.32	$ 69.89
Restricted Stapled Unit Plan for executives and employees | Settled in shares stapled units
Executive Deferred Stapled Unit Plan
Settled, Number (in shares)	(41,000)	(44,000)
Settled, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 80.32	$ 69.89
Performance based units
Executive Deferred Stapled Unit Plan
Outstanding, Number of shares, beginning balance (in shares)	76,200
Granted, Number of shares (in shares)	34,400	22,000.0
Outstanding, Number of shares, ending balance (in shares)	86,800	76,200
Restricted based units
Executive Deferred Stapled Unit Plan
Outstanding, Number of shares, beginning balance (in shares)	47,300
Granted, Number of shares (in shares)	40,100	29,600
Outstanding, Number of shares, ending balance (in shares)	58,400	47,300